FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments
Schedule of Financial instruments measured at fair value

				Fair value hierarchy
	June 30, 2026			December 31, 2025
	Level 2		Level 3	Level 2		Level 3
Assets measured at fair value:
Derivative financial instruments (a)		1,060			1,432
Investments in financial assets measured at fair value through profit and loss (b)	$		25,000	$		14,656

Financial liability measured at fair value through profit and loss	$		240	$		319

Schedule of  financial instruments are measured at fair value through profit or loss

	June 30,	December 31,
	2026	2025
Financial assets at fair value through profit or loss:

Neurolief (1)	$11,452	$5,366
Stella	5,631	5,000
Axis (2)	2,608	2,377
Tangient (3)	1,713	1,538
Hopemark (4)	1,515	—
BrainStim (5)	1,063	—
Active Recovery (6)	500	—
DGR	268	250
Radial (7)	250	125

Total financial assets at fair value through profit or loss	25,000	14,656

Financial liabilities at fair value through profit or loss:

Neurolief (1)	(240)	(319)

Total financial liabilities at fair value through profit or loss	(240)	(319)

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	For the six months ended June 30, 2026	For the year ended December 31, 2025

Balance as of January 1,	14,656	—
Investment in financial instruments	10,125	14,494
Gain from remeasurement to fair value through profit or loss	219	162

Balance as of the end of the period	25,000	14,656